Paul Hastings LLP
55 Second Street, 24th Floor
San Francisco, California  94105
(415) 856-7007

January 13, 2012

VIA EDGAR
Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re:	Firsthand Funds; File Nos. 033-73832 and 811-08268
Form N-14 Registration Statement

Ladies and Gentlemen:

Enclosed for filing, pursuant to Rule 20a-1 under the Investment Company Act of 1940 (the “Investment Company Act”) and Rule 14a-6 under the Securities Exchange Act of 1934 is the Form N-14 Registration Statement of Firsthand Funds (the “Trust”).

The Form N-14 Registration Statement relates to a special meeting of shareholders of one series of the Trust, Firsthand Technology Leaders Fund, regarding the proposed tax-free reorganization of that series into Firsthand Technology Opportunities Fund, another series of the Trust.

Please do not hesitate to call me at 415-856-7007 with any questions or comments regarding the Registration Statement.  Thank you for your assistance regarding this matter.

Very truly yours,

David Hearth
Paul Hastings LLP

cc:	Firsthand Funds